Condensed Consolidated Statements of Changes in Stockholders' Equity (Deficiency) (Unaudited) (Parenthetical) - USD ($)	3 Months Ended	11 Months Ended
	Mar. 31, 2022	Dec. 12, 2022
Reorganization, Chapter 11 [Line Items]
Debt principal amount		$ 3,961,000
Predecessor [Member]
Reorganization, Chapter 11 [Line Items]
Gross proceeds	$ 419,320	1,964,524
Issuance costs	$ 26,019	99,140
Predecessor [Member] | Convertible Notes Payable [Member]
Reorganization, Chapter 11 [Line Items]
Debt principal amount		5,230,000
Accrued interest		428,888
Predecessor [Member] | Convertible Notes One Payable [Member]
Reorganization, Chapter 11 [Line Items]
Debt principal amount		3,961,000
Accrued interest		709,608
Derivative liability		$ 1,167,601